Derivative financial instruments - Hedging instruments which are carried on the Group balance sheet (Cash flow hedges and hedges of net investments in foreign operations) (Details)
£ / shares in Millions, £ in Millions
	12 Months Ended
	Dec. 31, 2022 GBP (£) £ / shares	Dec. 31, 2021 GBP (£) £ / shares
Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	37,137
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	155,483	114,313
Change in fair value used as a basis to determine ineffectiveness	£ (9,344)	£ (2,640)
Cash flow hedges | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	8,968	8,397
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	140,901	102,629
Change in fair value used as a basis to determine ineffectiveness	£ (8,531)	£ (2,812)
Cash flow hedges | Interest rate risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	8,968	8,397
Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	11,946	7,592
Change in fair value used as a basis to determine ineffectiveness	£ (484)	£ 446
Cash flow hedges | Foreign exchange risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	0	0
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	2,636	4,092
Change in fair value used as a basis to determine ineffectiveness	£ (329)	£ (274)
Cash flow hedges | Inflation risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	0	0
Derivatives designated as hedges of net investments | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares	16,786	13,635
Change in fair value used as a basis to determine ineffectiveness	£ (1,539)	£ (239)
Derivatives designated as hedges of net investments | Foreign exchange risk | Nominal amount directly impacted by IBOR reform
Disclosure of detailed information about hedging instruments [line items]
Nominal amount | £ / shares		0
Derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	£ 549	£ 798
Hedging instrument, liabilities	(212)	(3)
Derivatives | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	0	0
Hedging instrument, liabilities	(1)	0
Derivatives | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	549	798
Hedging instrument, liabilities	(211)	0
Derivatives | Cash flow hedges | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	0	0
Hedging instrument, liabilities	0	(3)
Derivatives | Derivatives designated as hedges of net investments | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	101	37
Hedging instrument, liabilities	(20)	(4)
Loan liabilities | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Derivatives designated as hedges of net investments | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ (12,824)	£ (11,212)